Financial Risk Factors and Risk Management - Credit Risk Exposure from Trade Receivables and Contract Assets (Details) - Trade receivables and contract assets - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Aging of Trade Receivables
Allowance account for credit losses of financial assets	€ (186)	€ (131)	€ (107)
Credit Risk
Aging of Trade Receivables
Weighted Average Loss Rate	(2.90%)	(1.70%)
Gross Carrying Amount Not Credit-Impaired	€ 6,012	€ 7,496
Gross Carrying Amount Credit-Impaired	405	217
Allowance account for credit losses of financial assets	€ (186)	€ (131)
Credit Risk | Current
Aging of Trade Receivables
Weighted Average Loss Rate	(0.20%)	(0.20%)
Gross Carrying Amount Not Credit-Impaired	€ 4,426	€ 5,226
Gross Carrying Amount Credit-Impaired	0	0
Allowance account for credit losses of financial assets	€ (10)	€ (9)
Credit Risk | Past due 1 to 30 days
Aging of Trade Receivables
Weighted Average Loss Rate	(0.90%)	(0.50%)
Gross Carrying Amount Not Credit-Impaired	€ 511	€ 733
Gross Carrying Amount Credit-Impaired	71	36
Allowance account for credit losses of financial assets	€ (5)	€ (4)
Credit Risk | Overdue 30 to 90 days
Aging of Trade Receivables
Weighted Average Loss Rate	(1.80%)	(0.80%)
Gross Carrying Amount Not Credit-Impaired	€ 380	€ 668
Gross Carrying Amount Credit-Impaired	61	23
Allowance account for credit losses of financial assets	€ (8)	€ (5)
Credit Risk | Overdue more than 90 days
Aging of Trade Receivables
Weighted Average Loss Rate	(16.80%)	(11.10%)
Gross Carrying Amount Not Credit-Impaired	€ 695	€ 869
Gross Carrying Amount Credit-Impaired	273	158
Allowance account for credit losses of financial assets	€ (163)	€ (114)